CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Long-term Investments, UiTV Media Inc. - Additional Information (Details) - USD ($) $ in Millions			12 Months Ended						37 Months Ended
	Jun. 21, 2012	Oct. 16, 2010	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Investment impairment
ITV
Payments to acquire investments		$ 30.0
Aggregate cash consideration		$ 20.0
Interest owned after transaction		75.00%
Percentage of ownership lost	49.00%
ITV | Common Stock
Aggregate purchase price		$ 10.0
ITV | Series A preferred stock
Equity in net loss of affiliated companies							$ 5.3	$ 9.6
Loss from equity method investment (as a percent)							49.00%	49.00%
ITV | Convertible bonds of private company
Payment to acquire available-for-sale debt securities									$ 35.1
Interest rate of debt securities (as a percent)						6.50%			6.50%
Equity in net loss of affiliated companies						$ 14.0	$ 3.6
Loss from equity method investment (as a percent)						100.00%	100.00%
Amount invested						$ 0.0			$ 0.0
Investment impairment						$ 6.0	$ 2.4	$ 9.1